Derivatives Derivatives - (Balance Sheet Classification of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Gross Derivative Assets	$ 13.0	$ 38.1
Gross Derivative Liabilities	(104.0)	(144.4)
Netting of Collateral	6.2	0.0
Total	(84.8)	(106.3)
Current Assets—Derivatives
Derivative [Line Items]
Gross Derivative Assets	2.9	25.7
Gross Derivative Liabilities	3.7	(6.2)
Netting of Collateral	0.0	0.0
Total	6.6	19.5
Deferred Charges and Other Assets—Derivatives
Derivative [Line Items]
Gross Derivative Assets	9.9	11.3
Gross Derivative Liabilities	0.5	0.0
Netting of Collateral	0.0	0.0
Total	10.4	11.3
Current Liabilities—Derivatives
Derivative [Line Items]
Gross Derivative Assets	0.7	1.1
Gross Derivative Liabilities	(11.0)	(21.4)
Netting of Collateral	6.2	0.0
Total	(4.1)	(20.3)
Deferred Credits—Derivatives
Derivative [Line Items]
Gross Derivative Assets	(0.5)	0.0
Gross Derivative Liabilities	(97.2)	(116.8)
Netting of Collateral	0.0	0.0
Total	$ (97.7)	$ (116.8)